Investment Objectives and Goals	Dec. 31, 2025
First Eagle US Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle US Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the First Eagle US Equity ETF (the “Fund”) is to seek long-term growth of capital.
First Eagle Mid Cap Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	First Eagle Mid Cap Equity ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the First Eagle Mid Cap Equity ETF (the “Fund”) is to seek long-term growth of capital.